Shareholders' Equity (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 20, 2015	Dec. 31, 2015	Dec. 31, 2015	Mar. 31, 2016
Common Stock, shares authorized		100,000,000	100,000,000	100,000,000
Common Stock, par or stated value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized		400,000	400,000	400,000
Preferred Stock, par or stated value		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares issued		19,437,236	19,437,236	19,437,236
Stock issued for cash, Value		$ 1,426,670
Common Stock, shares outstanding		19,437,236	19,437,236	19,437,236
Stock Issued During Period, Shares, Period Increase (Decrease)		19,387,236
Stockholders' Equity, Period Increase (Decrease)			$ 248,580
Common Stock
Stock issued for cash, Shares		15,943,920
Stock issued for cash, Value		$ 1,594
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued			15,500,000
Shares Retired
Stock Issued During Period, Shares, Period Increase (Decrease)		50,000
Prior to Reverse Merger
Common Stock, par or stated value		$ 0.1507	$ 0.1507
Common Stock, shares issued		50,000	50,000
NABUfit Denmark
Common Stock, par or stated value	$ 0.1507
Stock issued for cash, Shares	50,000
Stock issued for cash, Value	$ 7,535		$ 1,794,953
Treasury Stock, Shares, Acquired			1,432
Treasury Stock, Value, Acquired, Cost Method			$ 377,250
NABUfit Denmark | New shareholder
Stock issued for cash, Shares			946
NABUfit Denmark | Prior shareholder
Stock Issued During Period, Shares, Treasury Stock Reissued			486
NABUfit Denmark | Denmark, Kroner
Treasury Stock, Shares, Acquired			443,920
NABUfit Denmark | Post Recapitalziation
Stock issued for cash, Shares	15,500,000
NABUfit Denmark | Post Recapitalziation | New shareholder
Stock issued for cash, Shares			293,260
NABUfit Denmark | Post Recapitalziation | Prior shareholder
Stock issued for cash, Shares			150,660
NABUfit Global | Common Stock
Common Stock, shares outstanding		50,000	50,000
NABUfit Global | Shares Issued New
Stock Issued During Period, Shares, Period Increase (Decrease)		15,500,000
NABUfit Global | Shares issued Prior
Stock Issued During Period, Shares, Period Increase (Decrease)		3,937,236